4. Intangible Assets - Intangible Assets (Details) - Quarterly (Quarterly Member, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Quarterly Member
Patents	$ 45,650	$ 36,950
Less: Impairment Charges
Less: Accumulated Amortization	(12,907)	(12,253)
Patents - net	$ 32,743	$ 24,697